Prepaid expenses and other current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

Note 5 Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$’000	HK$’000	US$’000
Rental deposit	1,852	1,903	242
VAT refundable	860	519	66
Prepayment	125	123	16
Income tax refundable	73	73	9
Other receivables	769	844	108
	3,679	3,462	441

Note 5 Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Rental deposit	1,089	1,852	238
VAT refundable	961	860	111
Prepayment	1,747	125	17
Income tax refundable	1,147	73	9
Other receivables	1,073	769	99
	6,017	3,679	474